Related-party Transactions (Details 2) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Purchases		$ 29,224,990	$ 27,273,889	$ 31,958,277
Accounts payable to related parties		8,161,186	7,664,731
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases		9,185,563	8,667,555	9,886,487
Accounts payable to related parties		3,664,742	3,233,050
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Purchases		1,449,636	1,057,106	3,754,404
Accounts payable to related parties		0	0
Others [member]
Disclosure of transactions between related parties [line items]
Purchases	[1]	18,589,791	17,549,228	$ 18,317,386
Accounts payable to related parties	[1]	$ 4,496,444	$ 4,431,681

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.